Note 18 - Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of expenses by nature [text block]
	Year ended December 31, 2022	Year ended December 31, 2021

Employee wages, salaries, and benefits	$32,924,571	$27,257,073
Professional fees	2,592,940	1,927,512
Contractor consulting fees	3,854,951	2,768,516
Hosting and data costs	6,359,167	5,280,774
Insurance	2,723,618	1,820,269
Travel, entertainment, and conferences	2,527,479	1,563,729
Advertising and promotion	1,469,458	1,161,780
Public company fees	779,453	467,606
Other	2,369,270	1,545,544
	55,600,907	43,792,803